Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	$ 6,766.2	$ 6,458.4
Accumulated depreciation	(4,705.8)	(4,585.9)
Property, plant and equipment, net	2,060.4	1,872.5
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	18.9	19.2
Building And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	2,245.9	2,093.4
Capitalized Software Costs [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	552.2	518.2
Instruments [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	3,748.6	3,683.5
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	$ 200.6	$ 144.1